Investment Objectives and Goals	Jun. 10, 2026
F/m Accumulator Ultrashort U.S. Treasury Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION – F/m Accumulator Ultrashort U.S. Treasury Fund (SGVA)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The investment objective of the F/m Accumulator Ultrashort U.S. Treasury Fund (the “F/m Accumulator Ultrashort Treasury Fund” or the “Fund”) is to generate total return through exposure to U.S. Treasury securities with remaining maturities between zero (0) to twelve (12) months while minimizing dividend and/or distribution payments.

F/m Accumulator Intermediate U.S. Treasury Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION – F/m Accumulator Intermediate U.S. Treasury Fund (VGTA)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The investment objective of the F/m Accumulator Intermediate U.S. Treasury Fund (the “F/m Accumulator Intermediate Treasury Fund” or the “Fund”) is to generate total returns through exposure to U.S. Treasury securities with remaining maturities of three (3) to ten (10) years, while minimizing dividend and/or distribution payments.

F/m Accumulator Long-Term U.S. Treasury Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION – F/m Accumulator Long-Term U.S. Treasury Fund (TLTA)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The investment objective of the F/m Accumulator Long-Term U.S. Treasury Fund (the “F/m Accumulator Long Treasury Fund” or the “Fund”) is to generate total returns through exposure to U.S. Treasury securities with remaining maturities greater than twenty (20) years, while minimizing dividend and/or distribution payments.

F/m Accumulator TIPS Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION – F/m Accumulator TIPS Fund (ZTIP)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The investment objective of the F/m Accumulator TIPS Fund (the “F/m Accumulator TIPS Fund” or the “Fund”) is to seek to deliver investment returns that correspond (before fees and expenses) with the U.S. Treasury Inflation-Protected Securities (TIPS) market, while minimizing dividend and/or distribution payments.